May 3, 2010

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Subject:      Nationwide Variable Account - 4
                    Nationwide Life Insurance Company
                    SEC File No. 333-62692
                    CIK No. 0000843075

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account - 4 (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 25 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2010.

Please contact me direct at (614) 249-6522 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ JEANNY SIMAITIS

Jeanny Simaitis
Lead Counsel

Home Office:  One Nationwide Plaza                                                                                                                                                                           Nationwide Insurance
Columbus, Ohio 43215-2220                                                                                                                                                                                          Nationwide Financial

Legal Counsel to the Nationwide Insurance Companies and their Associated Companies